Other non-financial assets, non-current - By type (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Other non-financial assets, non-current
Fair value adjustment - financial assets		₨ 30,696
Restricted asset	₨ 223,618	224,218
Total	₨ 223,618	₨ 254,914